Other Income, Net - Schedule of Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income, Net [Abstract]
Gain (loss) on disposal of property, plant and equipment, net	$ 38	$ (74)	$ 18
Foreign exchange (loss) gain, net	111	(13)	(256)
Reversal of (provision for) credit losses, net	67	(76)	229
Others	735	546	1,023
Other income, net	$ 951	$ 383	$ 1,014